Toreador Large Cap Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Toreador Large Cap Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Toreador Large Cap Fund	Retail Class	Institutional Class
Redemption Fee ( within 60 days of purchase as a percentage of the amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Toreador Large Cap Fund		Retail Class	Institutional Class
Management Fee		0.90%	0.90%
Distribution (12b-1) Fees		none	none
Other Expenses		0.96%	0.67%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.87%	1.58%
Fee Waiver/Expense Reimbursement	[1]	(0.66%)	(0.62%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		1.21%	0.96%
[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Retail Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as such as acquired fund fees and expenses ; any 12b-1 fees, and extraordinary expenses) do not exceed 0.95% of the Fund's average daily net assets through August 31, 2012, subject to the adviser's right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the expense cap in place at the time of the waiver and the expense limitation in place at the time of the repayment . This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only . Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Toreador Large Cap Fund (USD $)	1 year	3 years	5 years	10 years
Retail Class	123	524	950	2,137
Institutional Class	98	438	802	1,826

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85.74 % of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in equity securities of large capitalization companies, which the Fund’s adviser, Toreador Research & Trading LLC, defines as any company:

• included in the S&P 500© Index, or

• included in the Russell 1000© Index, and

• with a market capitalization greater than  $7 billion at the time of purchase.

Under normal circumstances, the Fund invests at least 80% of its net assets in large cap equity securities directly or indirectly through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign large cap companies. Equity securities in which the Fund and underlying funds may invest include common stocks, as well as securities convertible into common stocks, preferred stocks, and other investment companies (including ETFs) that invest primarily in equity securities. The Fund may invest in foreign stocks listed on U.S. or foreign exchanges, as well as American Depository Receipts or Global Depository Receipts. The Fund may invest in inverse ETFs, including leveraged ETFs. The Fund may also invest in ETFs whose portfolios primarily consist of commodities.

The Fund’s adviser selects securities that it believes offer superior return potential considering the following factors:

• Attractive market price relative to intrinsic value, as determined by the adviser based on the company’s estimated future potential earnings discounted to their present value;

• Improving trends in a company’s economic performance; and

• A company’s effective pursuit of wealth-creating strategies.

The Fund seeks to diversify its investments across a broad spectrum of economic sectors in an attempt to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular economic sector, the adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector.

The Fund typically will sell securities of a portfolio company when the trading price of the company’s stock exceeds the adviser’s estimate of the company’s fundamental value and/or there are other companies that offer greater appreciation potential. When the adviser deems that change will benefit the Fund, portfolio turnover will not be a limiting factor.

Principal Risks

All investments involve risk , and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund . Below are some of the specific risks of investing in the Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Management Risk. The adviser’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

• Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

• Investment Company Securities Risk. When the Fund invests in another investment company, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

• Foreign Securities Risk. Investment in securities of foreign issuers (whether directly or through ADRs or GDRs) involves somewhat different investment risks from those affecting securities of domestic issuers. In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in foreign securities markets are generally higher than in the U.S. and there is generally less governmental supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investor. Depository receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

• Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics.

• Turnover Risk. The Fund may at times have a portfolio turnover rate that is higher than other stock funds. A high rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. A high portfolio turnover rate can also result in higher current realization of capital gains and a potentially larger current tax liability.

Performance
The bar chart below shows how the Fund’s investment returns have varied from year to year since the Fund’s inception as represented by the performance of Retail Class shares (the Class with the longest period of annual returns) . The performance of Institutional Class shares will differ due to differences in expenses. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Retail Class Year-By-Year Annual Returns as of December 31st

During the period shown in the bar chart, the highest return for a quarter was 17.41% during the quarter ended September 30, 2009 and the lowest return for a quarter was -24.47% during the quarter ended December 31, 2008. The Retail Class year to date return as of June 30, 2011 was 4.31%.
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010 )
Average Annual Total Returns Toreador Large Cap Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since Inception
Return Before Taxes Member Retail Class	The Fund – Retail Class Shares	Return Before Taxes		13.69%	0.58%	[1]
Return Before Taxes Member Institutional Class	The Fund – Institutional Class Shares	Return Before Taxes		13.99%	18.75%	[1]
After Taxes on Distributions Retail Class	The Fund – Retail Class Shares	Return After Taxes on Distributions		13.66%	0.55%	[1]
After Taxes on Distributions and Sales Retail Class	The Fund – Retail Class Shares	Return After Taxes on Distributions and Sale of Fund Shares		8.95%	0.48%	[1]
Russell 1000 Index		Russell 1000 Index	(reflects no deduction for fees, expenses, or taxes)	16.10%	1.92%	[1]
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses, or taxes)	15.09%	1.62%	[1]
[1]	Retail Class shares commenced operations on June 2, 2006. Institutional Class shares commenced operations on September 1, 2009.

After-tax returns are shown for the Retail Class only. After-tax returns for the Institutional Class will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months . Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 343-5902 or accessed on the Fund’s website at www.toreadorfunds.com.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 29, 2011
Prospectus Date	rr_ProspectusDate	Aug 29, 2011
Toreador Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Toreador Large Cap Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only . Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85.74 % of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.74%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of large capitalization companies, which the Fund’s adviser, Toreador Research & Trading LLC, defines as any company:

• included in the S&P 500© Index, or

• included in the Russell 1000© Index, and

• with a market capitalization greater than  $7 billion at the time of purchase.

Under normal circumstances, the Fund invests at least 80% of its net assets in large cap equity securities directly or indirectly through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign large cap companies. Equity securities in which the Fund and underlying funds may invest include common stocks, as well as securities convertible into common stocks, preferred stocks, and other investment companies (including ETFs) that invest primarily in equity securities. The Fund may invest in foreign stocks listed on U.S. or foreign exchanges, as well as American Depository Receipts or Global Depository Receipts. The Fund may invest in inverse ETFs, including leveraged ETFs. The Fund may also invest in ETFs whose portfolios primarily consist of commodities.

The Fund’s adviser selects securities that it believes offer superior return potential considering the following factors:

• Attractive market price relative to intrinsic value, as determined by the adviser based on the company’s estimated future potential earnings discounted to their present value;

• Improving trends in a company’s economic performance; and

• A company’s effective pursuit of wealth-creating strategies.

The Fund seeks to diversify its investments across a broad spectrum of economic sectors in an attempt to reduce portfolio volatility and investment risk without sacrificing potential returns. In selecting securities within a particular economic sector, the adviser’s goal is to identify companies that it believes have the potential for superior performance within each sector.

The Fund typically will sell securities of a portfolio company when the trading price of the company’s stock exceeds the adviser’s estimate of the company’s fundamental value and/or there are other companies that offer greater appreciation potential. When the adviser deems that change will benefit the Fund, portfolio turnover will not be a limiting factor.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets in large cap equity securities directly or indirectly through other investment companies (including exchange-traded funds (“ETFs”)) that invest primarily in U.S. and foreign large cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risk , and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund . Below are some of the specific risks of investing in the Fund.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Management Risk. The adviser’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

• Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

• Investment Company Securities Risk. When the Fund invests in another investment company, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks such as the fact that the ETF’s shares may trade at a market price that is above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. To the extent that the Fund invests in ETFs that invest in commodities, the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

• Foreign Securities Risk. Investment in securities of foreign issuers (whether directly or through ADRs or GDRs) involves somewhat different investment risks from those affecting securities of domestic issuers. In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in foreign securities markets are generally higher than in the U.S. and there is generally less governmental supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investor. Depository receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

• Preferred Stock Risk. Preferred stocks rated in the lowest categories of investment grade have speculative characteristics.

• Turnover Risk. The Fund may at times have a portfolio turnover rate that is higher than other stock funds. A high rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. A high portfolio turnover rate can also result in higher current realization of capital gains and a potentially larger current tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund .
Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment returns have varied from year to year since the Fund’s inception as represented by the performance of Retail Class shares (the Class with the longest period of annual returns) . The performance of Institutional Class shares will differ due to differences in expenses. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment returns have varied from year to year since the Fund’s inception as represented by the performance of Retail Class shares (the Class with the longest period of annual returns) . The performance of Institutional Class shares will differ due to differences in expenses. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Retail Class Year-By-Year Annual Returns as of December 31st
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 17.41% during the quarter ended September 30, 2009 and the lowest return for a quarter was -24.47% during the quarter ended December 31, 2008. The Retail Class year to date return as of June 30, 2011 was 4.31%.
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010 )
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for the Retail Class only. After-tax returns for the Institutional Class will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months . Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Retail Class only. After-tax returns for the Institutional Class will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months .
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 343-5902 or accessed on the Fund’s website at www.toreadorfunds.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 343-5902
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.toreadorfunds.com
Toreador Large Cap Fund | Retail Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Retail Class
Redemption Fee ( within 60 days of purchase as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.21%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Retail Class
1 year	rr_ExpenseExampleYear01	123
3 years	rr_ExpenseExampleYear03	524
5 years	rr_ExpenseExampleYear05	950
10 years	rr_ExpenseExampleYear10	2,137
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	0.04%
2008	rr_AnnualReturn2008	(35.10%)
2009	rr_AnnualReturn2009	29.49%
2010	rr_AnnualReturn2010	13.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.41%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.47%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.31%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Toreador Large Cap Fund | Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Redemption Fee ( within 60 days of purchase as a percentage of the amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	0.96%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 year	rr_ExpenseExampleYear01	98
3 years	rr_ExpenseExampleYear03	438
5 years	rr_ExpenseExampleYear05	802
10 years	rr_ExpenseExampleYear10	1,826
Toreador Large Cap Fund | Return Before Taxes | Retail Class
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund – Retail Class Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	0.58%	[2]
Toreador Large Cap Fund | Return Before Taxes | Institutional Class
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund – Institutional Class Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	13.99%
Since Inception	rr_AverageAnnualReturnSinceInception	18.75%	[2]
Toreador Large Cap Fund | Return After Taxes on Distributions | Retail Class
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund – Retail Class Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	13.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%	[2]
Toreador Large Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Retail Class
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund – Retail Class Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%	[2]
Toreador Large Cap Fund | Russell 1000 Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
One Year	rr_AverageAnnualReturnYear01	16.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%	[2]
Toreador Large Cap Fund | S&P 500 Index
AVERAGE ANNUAL TOTAL RETURNS	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
One Year	rr_AverageAnnualReturnYear01	15.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%	[2]

[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Retail Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as such as acquired fund fees and expenses ; any 12b-1 fees, and extraordinary expenses) do not exceed 0.95% of the Fund's average daily net assets through August 31, 2012, subject to the adviser's right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the expense cap in place at the time of the waiver and the expense limitation in place at the time of the repayment . This expense cap may not be terminated prior to this date except by the Board of Trustees.
[2]	Retail Class shares commenced operations on June 2, 2006. Institutional Class shares commenced operations on September 1, 2009.